Breakdown Of Pension And Restoration Plans Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Pension Plan Liabilities, Current	$ 0	$ 0
Defined Benefit Pension Plan, Liabilities, Noncurrent	155,308	160,688
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Pension Plan Liabilities, Current	50	51
Defined Benefit Pension Plan, Liabilities, Noncurrent	$ 8,007	$ 8,238